                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-04310

                   MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/07 -- 6/30/08

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04310
Reporting Period: 07/01/2007 - 06/30/2008
Morgan Stanley Convertible Securities Trust

================= MORGAN STANLEY CONVERTIBLE SECURITIES TRUST ==================

NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F201
Meeting Date: MAY 14, 2008   Meeting Type: Annual
Record Date:  APR 4, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
---   ---------------------------------------   -------   ---------  ----------
1.1   Elect Director Neal P. Goldman            For       For        Management
1.2   Elect Director Charles M. Herington       For       For        Management
1.3   Elect Director John W. Risner             For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------
WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 15, 2008   Meeting Type: Annual
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
---   ---------------------------------------   -------   ---------  ----------
1     Elect Director Joseph R. Cleveland        For       For        Management
2     Elect Director Juanita H. Hinshaw         For       For        Management
3     Elect Director Frank T. Macinnis          For       For        Management
4     Elect Director Steven J. Malcolm          For       For        Management
5     Elect Director Janice D. Stoney           For       For        Management
6     Ratify Auditors                           For       For        Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Convertible Securities Trust

By (Signature and Title):


/s/ Ronald E. Robison
------------------------------------
President and Principal Executive
Officer -- Office of the Funds

Date August 28, 2008


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